Pro Forma Consolidated Financial Information (Detail) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Business Acquisition, Pro Forma Information [Line Items]
Net revenues	268,821
Net income	62,557
Basic and diluted earnings per share	0.21